UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)

CoreValues Alpha Greater China Growth ETF
Ticker: CGRO

Semi-Annual Report

March 31, 2024

(Unaudited)

CoreValues Alpha Greater China Growth ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

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CoreValues Alpha Greater China Growth ETF

PORTFOLIO ALLOCATION at March 31, 2024 (Unaudited)

Sector	% of Net Assets
Communications	44.7%
Consumer, Cyclical	31.4
Technology	7.2
Industrial	6.6
Consumer, Non-cyclical	5.6
Cash Equivalents(a)	4.5
Total	100.0%

(a)Represents cash, short-term investments and other assets in excess of liabilities.

PORTFOLIO DIVERSIFICATION at March 31, 2024 (Unaudited)

Country	% of Total Net Assets
China	83.4%
United States	7.6
Ireland	4.6
Taiwan	3.3
Canada	1.0
Cash & Cash Equivalents(a)	0.1
Total	100.0%

(a)Represents cash, short-term investments and other assets in excess of liabilities.

CoreValues Alpha Greater China Growth ETF

2	The accompanying notes are an integral part of these consolidated financial statements.

SCHEDULE OF INVESTMENTS as of March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.5%
Auto Manufacturers – 11.4%
BYD Co. Ltd. - Class H	22,271	$573,674
Li Auto, Inc. - ADR(a)	2,766	83,754
NIO, Inc. - ADR(a)	29,688	133,596
Tesla, Inc.(a)	306	53,792
		844,816

Auto Parts & Equipment – 6.1%
Contemporary Amperex Technology Co. Ltd. - Class A	12,100	316,050
Ningbo Tuopu Group Co. Ltd. - Class A	15,000	132,744
		448,794

Beverages – 1.0%
Kweichow Moutai Co. Ltd. - Class A	311	73,222

Cosmetics & Personal Care – 1.7%
Proya Cosmetics Co. Ltd. - Class A	9,700	125,218

Electronics – 2.5%
Shenzhen Inovance Technology Co. Ltd. - Class A	22,000	183,337

Food – 2.9%
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	20,064	77,203
Yantai China Pet Foods Co. Ltd. - Class A	43,200	137,536
		214,739

Home Furnishings – 3.7%
Midea Group Co. Ltd. - Class A	30,600	273,423

Internet – 37.5%(b)
Alibaba Group Holding Ltd. - ADR	7,260	525,333
Alphabet, Inc. - Class A(a)	270	40,751
Baidu, Inc. - ADR(a)	4,477	471,339
Kuaishou Technology(a)(c)	10,669	66,865
Meituan - Class B(a)(c)	10,311	127,530
PDD Holdings, Inc. - ADR(a)	2,890	335,963
Tencent Holdings Ltd.	15,557	603,878
Trip.com Group Ltd. - ADR(a)	13,457	590,627
		2,762,286

Lodging – 1.7%
H World Group Ltd. - ADR	3,210	124,227

Media – 0.9%
COL Group Co. Ltd. - Class A (a)	17,400	68,397

Metal Fabricate & Hardware – 1.6%
Zhejiang Sanhua Intelligent Controls Co. Ltd. - Class A	34,600	114,943

	Shares	Value
Retail – 8.4%
ANTA Sports Products Ltd.	3,901	$ 41,470
Luckin Coffee, Inc. - ADR(a)	6,465	158,005
Lululemon Athletica, Inc.(a)	195	76,177
MINISO Group Holding Ltd. - ADR	16,795	344,297
		619,949

Semiconductors – 5.2%
NVIDIA Corp.	153	138,244
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,813	246,659
		384,903

Software – 2.0%
NetEase, Inc. - ADR	1,410	145,893

Telecommunications – 6.3%
Shenzhen Transsion Holdings Co. Ltd. - Class A	6,806	153,778
Xiaomi Corp. - Class B(a)(c)	161,586	308,453
		462,231

Transportation – 2.6%
J&T Global Express Ltd.(a)	141,600	189,609
Total Common Stocks (Cost $7,030,382)		7,035,987

SHORT-TERM INVESTMENTS – 4.5%
Money Market Funds – 4.5%
First American Government Obligations Fund - Class X, 5.23%(d)	332,528	332,528

Total Short-Term Investments (Cost $332,528)		332,528

Total Investments - 100.0% (Cost $7,362,910)		$7,368,515
Other Assets in Excess of Liabilities - 0.0%(e)		2,466
Total Net Assets - 100.0%		$7,370,981

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)Non-income producing security.

(b)As of March 31, 2024, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks.

(c)The rate shown represents the annualized 7-day yield as of March 31, 2024.

(d)Represents less than 0.05% of net assets.

CoreValues Alpha Greater China Growth ETF

The accompanying notes are an integral part of these consolidated financial statements.	3

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2024 (Unaudited)

Assets:
Investments in securities, at value (Cost $7,362,910) (Note 2)	$7,368,515
Receivables:
Dividends and interest	7,138
Total assets	7,375,653

Liabilities:
Payables:
Management fees (Note 4)	4,672
Total liabilities	4,672
Net Assets	$7,370,981

Components of Net Assets:
Paid-in capital	$7,356,635
Total distributable (accumulated) earnings (losses)	14,346
Net assets	$7,370,981

Net Asset Value (unlimited shares authorized):
Net assets	$7,370,981
Shares of beneficial interest issued and outstanding	375,000
Net asset value	$19.66

CoreValues Alpha Greater China Growth ETF

4	The accompanying notes are an integral part of these consolidated financial statements.

STATEMENT OF OPERATIONS For the Period Ended March 31, 2024 (Unaudited)(1)

Investment Income:
Dividend income (Net of Foreign Withholding Tax of $1,511)	$26,902
Interest income	7,097
Total investment income	33,999

Expenses:
Management fees (Note 4)	28,568
Total expenses	24,074
Less: Management fee waiver (Note 4)	(4,494)
Net investment income (loss)	9,925

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	18,058
Foreign currency transaction	(3,350)
Change in net unrealized appreciation/depreciation on:
Investments	5,605
Net realized and unrealized gain (loss)	20,313
Net increase (decrease) in net assets resulting from operations	$30,238

(1)The Fund commenced operations on October 16, 2023. The information presented is from October 16, 2023 to March 31, 2024.

CoreValues Alpha Greater China Growth ETF

The accompanying notes are an integral part of these consolidated financial statements.	5

STATEMENT OF CHANGES IN NET ASSETS

Period Ended March 31, 2024(1) (Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$9,925
Net realized gain (loss)	14,708
Change in net unrealized appreciation/depreciation	5,605
Net increase (decrease) in net assets resulting from operations	30,238

Distributions to Shareholders:
Distributions to shareholders	(15,892)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	7,356,635
Total increase (decrease) in net assets	7,370,981

Net Assets:
Beginning of period	—
End of period	$7,370,981

(1)The Fund commenced operations on October 16, 2023. The information presented is from October 16, 2023 to March 31, 2024.

(2)Summary of share transactions is as follows:

	Period Ended March 31, 2024 (Unaudited)
	Shares	Value
Shares sold	375,000	$7,355,888
Shares redeemed	—	—
Variable fees	—	747
Net increase (decrease)	375,000	$7,356,635

CoreValues Alpha Greater China Growth ETF

6	The accompanying notes are an integral part of these consolidated financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended March 31, 2024 (Unaudited)(1)

Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.03
Net realized and unrealized gain (loss)(3)	(0.33)
Total from investment operations	(0.30)

Less Distributions:
From net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$19.66
Total return(4)(5)	(1.51)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$7.4
Ratio of expenses to average net assets(6)
Before management fees waived	0.89%
After management fees waived	0.75%
Ratio of net investment income (loss) to average net assets(6)
Before management fees waived	0.17%
After management fees waived	0.31%
Portfolio turnover rate(4)(7)	36%

(1)The Fund commenced operations on October 16, 2023. The information presented is from October 16, 2023 to March 31, 2024.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value.

(6)Annualized.

(7)Excludes the impact of in-kind transactions.

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CoreValues Alpha Greater China Growth ETF

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The CoreValues ETF (the “Fund”) is a non-diversified series of the Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (‘Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and MSA Power Funds, LLC (“Sub-Adviser” or “MSA”) serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund converted into Tidal Trust II on August 28, 2023. The Fund commenced operations on October 16, 2023.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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CoreValues Alpha Greater China Growth ETF

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$7,035,987	$—	$—	$7,035,987
Money Market Funds	332,528	—	—	332,528
Total Investments in Securities	$7,368,515	$—	$—	$7,368,515

Refer to the Schedule of Investments for industry classifications.

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of March 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

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CoreValues Alpha Greater China Growth ETF

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (“the Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

K.Other Regulatory Matters. In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds, Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.China Investing Risk. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. The Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. public companies, has warned that it lacks the ability to inspect audit work and practices of PCAOB-registered accounting firms in China and Hong Kong. The PCAOB’s limited ability to oversee the operations of accounting firms in China and Hong Kong means that inaccurate or incomplete financial records of an issuer’s operations may not be detected, which could negatively impact the Fund’s investments in such companies. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. International trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund. From time to time and as recently as January 2020, China has experienced outbreaks of infectious illnesses, and the country may

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

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CoreValues Alpha Greater China Growth ETF

be subject to other public health threats or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy.

B.ETF Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

C.Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares to decline in value.

D.Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

E.Foreign Investment Risk. The Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in foreign securities, including investments in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are subject to special risks, including the following:

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

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CoreValues Alpha Greater China Growth ETF

•Foreign Securities Risk. Investments in non-U.S. securities involve risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in some countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

•Depositary Receipt Risk. The Fund’s investments in foreign companies may be in the form of depositary receipts, including ADRs, EDRs, and GDRs. ADRs, EDRs, and GDRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. GDRs are similar to ADRs but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be more or less liquid than the underlying shares in their primary trading market and GDRs may be more volatile. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding those issuers and there may not be a correlation between that information and the market value of the depositary receipts. In general, ADRs must be sponsored, but the Fund may invest in unsponsored ADRs under various limited circumstances. It is expected that not more than 10% of the net assets of the Fund will be invested in unsponsored ADRs. The Fund’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). The Adviser will determine the liquidity of these investments pursuant to guidelines established by the Board. If a particular investment in ADRs or GDRs is deemed illiquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell the security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

F.General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

G.Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

H.Growth Investing Risks. The Fund may invest in companies that appear to be growth-oriented. Growth companies are those that the Sub-Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Sub-Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

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I.Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

J.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

•Micro-Capitalization Investing. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

K.New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

L.New Sub-Adviser Risk. The Sub-Adviser is a newly formed entity and has no experience with managing an exchange-traded fund regulated under the 1940 Act. As a result, there is no long-term track record against which an investor may judge the Sub-Adviser’s effectiveness.

M.Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

N.Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global Fintech system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility, and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and the Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving its investment objective, but there can be no assurance that they will be successful in doing so.

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

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O.Sector Risks. The Fund may have a significant portion of their assets in companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio.

•Communications Services Sector. Companies in the Communications Services Sector are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Companies in the Communications Services Sector also can be significantly affected by intense competition, including competition with alternative technologies such as wireless communications (including with 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete. Media content creation carries risks of changing consumer tastes and running afoul of regulatory content guidelines, which could result in large fines or the loss of regulatory licenses. Media companies collect significant amounts of personal consumer data and are at risk of data breaches and fines for the unauthorized and unplanned public release of sensitive consumer data.

•Consumer Discretionary Sector. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

•Consumer Staples Sector. Investing in the consumer staples sector, which encompasses companies producing or selling essential products like food and household items, presents distinct challenges. Companies in this sector face fierce competition with numerous established brands fighting for market share. Additionally, fluctuations in commodity prices can impact production costs, and regulatory changes or global trade tensions can affect supply chains and profitability. Furthermore, shifts in consumer preferences, driven by health trends or sustainability concerns, can also pose risks.

•Financials Sector. The financials sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. The financial sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

•Healthcare Sector. Companies in the Healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. The values of many companies in the Healthcare sector also are dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of these companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights.

•Industrials Sector. Companies in the Industrials Sector can be significantly affected by supply and demand for specific products or services and for Industrials Sector products in general; a decline in demand for products due to rapid technological developments and frequent new product introduction; government regulation, world events and economic conditions; and the risks associated with potential environmental damage and product liability claims.

•Information Technology Sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

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CoreValues Alpha Greater China Growth ETF

domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology also may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”). The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Funds as follows:

Management Fee	Management Fee After Waiver
0.89%	0.75%

The Adviser has contractually agreed to reduce its Management Fee for the Fund to 0.75% until at least January 31, 2026 (the “Fee Waiver Agreement”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement. Management Fees for the period ended March 31, 2024 are disclosed in the Statements of Operations.

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”). The Management Fee incurred is paid monthly to the Adviser.

MSA serves as sub-adviser to the Fund, pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, MSA is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. For its services, MSA is paid a fee by the Adviser, which fee is calculated daily and paid monthly. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay the Sub-Advisers the profits, if any, generated by the Fund’s Management Fee. Expenses incurred by the Fund and paid by the Sub-Advisers include fees charged by Tidal, as defined below.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

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CoreValues Alpha Greater China Growth ETF

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $7,305,466 and $2,501,558, respectively.

For the period ended March 31, 2024, there were no purchases or sales of long-term U.S. government securities.

For the period ended March 31, 2024, in-kind transactions associated with creations and redemptions for the Fund were $2,209,544 and $0, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended March 31, 2024. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. During the period ended March 31, 2024, the Fund distributed $15,892.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units.”) Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

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CoreValues Alpha Greater China Growth ETF

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recorded or disclosed in the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

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EXPENSE EXAMPLE For the Period Ended March 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from October 16, 2023 to March 31, 2024.  The hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from September 30, 2023 to March 31, 2024.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 16, 2023	Ending Account Value March 31, 2024	Expenses Paid During the Period October 16, 2023 – March 31, 2024(1)
Actual	$1,000.00	$984.90	$3.10

	Beginning Account Value September 30, 2023	Ending Account Value March 31, 2024	Expenses Paid During the Period September 30, 2023 – March 31, 2024(2)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.58	$3.46

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent period of 0.75%, multiplied by the average account value over the period, multiplied by 167/366 (to reflect the most recent six-month period).

(2)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the most recent six-month period).

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 15, 2023, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (f/k/a Toroso Investments, LLC) (the “Adviser”) and the Trust, on behalf of CoreValues Alpha Greater China Growth ETF (the “Fund”);

•an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement) between the Adviser and MSA Power Funds, LLC (the “Sub-Adviser”), with respect to the Fund.

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and respective Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and respective Sub-Adviser from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or respective Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on September 15, 2023. Among other things, the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and respective Sub-Adviser, the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and respective Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and respective Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub- Adviser provides as investment sub-adviser to the Fund. The Board determined that the proposed fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the proposed sub-advisory fee for the Fund was reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub- Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub- advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement and Sub-Advisory Agreement for an initial term of two years.

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CoreValues Alpha Greater China Growth ETF

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal Trust II (the “Trust”), on behalf of its series, the CoreValues Alpha Greater China (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Tidal Investments LLC (f/k/a Toroso Investments, LLC,) the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a member of its compliance team. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 15, 2023, the Board reviewed the Program Administrator’s written annual report for the period July 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, Inc., a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Fund because the Fund qualifies as a primarily highly liquid fund (as defined under Rule 22e-4). The Report noted that there were no breaches of the restrictions on acquiring or holding greater than 15% illiquid investments of the Fund during the review period. The Report confirmed that the Fund’s investment strategy remained appropriate for an open-end fund and that the Fund was able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Fund. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program complies with the requirements of Rule 22e-4 and is reasonably designed and operating effectively.

The Fund converted into Tidal Trust II after June 30, 2023 and was not a part of the Report but has adopted the Program upon the conversion date of August 28, 2023.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

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CoreValues Alpha Greater China Growth ETF

ADDITIONAL INFORMATION (Unaudited)

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 794-0140 or by accessing the Fund’s website at www.cvafunds.com/cgro/. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (833) 794-0140 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.cvafunds.com/cgro/. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 794-0140. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.cvafunds.com/cgro/.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 794-0140. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.cvafunds.com/cgro/.

Investment Adviser
Tidal Investments LLC
(f/k/a Toroso Investments, LLC)
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser
MSA Power Funds LLC
89 Nexus Way, Camana Bay
Grand Cayman KY1-9009
Cayman Islands

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway
New York, New York 10019

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
CoreValues Alpha Greater China Growth ETF	CGRO	88634T394

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 7, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	June 7, 2024

* Print the name and title of each signing officer under his or her signature.

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